UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Global High Income Bond Fund

Investor Class (RPIHX)

This annual shareholder report contains important information about Global High Income Bond Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global High Income Bond Fund - Investor Class	$78	0.75%

What drove fund performance during the past 12 months?

  Global high yield bonds produced positive returns in 2024, helped by monetary policy easing by major central banks. However, rising geopolitical tensions and uncertainty about economic growth, future interest rate cuts, and the incoming Trump administration’s tariff plans tempered fourth-quarter gains.

  Compared with the style-specific ICE BofA Global High Yield Index (hedged to USD), the fund’s off-benchmark allocation to bank loans—which outpaced high yield bonds over the past year—was a leading contributor to relative results, driven by holdings in Ascend Learning and LTI Boyd. Credit selection in the health care segment added value, partly due to Community Health Systems.

  Selection among cable operators detracted, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless they agreed to receive less in their claims. Within the media segment, iHeartMedia, which we eliminated from the portfolio in June, held back relative gains.

  The fund seeks high income and some capital appreciation. We reduced our holdings in European high yield, as valuations became less attractive following recent outperformance. Additionally, we have decreased exposure to the automotive industry, a significant portion of which is based in Europe.

  The portfolio maintained allocations to select types of derivatives for hedging purposes. The fund had a material exposure to currency forward contracts during the reporting period, which had a positive impact on performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
1/22/15	10,000	10,000	10,000
3/31/15	10,277	9,850	10,272
6/30/15	10,486	9,734	10,333
9/30/15	9,927	9,817	9,868
12/31/15	9,939	9,726	9,803
3/31/16	10,343	10,300	10,121
6/30/16	10,797	10,598	10,647
9/30/16	11,305	10,684	11,202
12/31/16	11,451	9,929	11,393
3/31/17	11,733	10,104	11,721
6/30/17	12,032	10,367	11,964
9/30/17	12,323	10,550	12,234
12/31/17	12,445	10,664	12,306
3/31/18	12,349	10,809	12,233
6/30/18	12,247	10,508	12,216
9/30/18	12,545	10,411	12,492
12/31/18	12,222	10,536	12,071
3/31/19	12,986	10,768	12,903
6/30/19	13,361	11,122	13,269
9/30/19	13,615	11,202	13,437
12/31/19	13,977	11,256	13,826
3/31/20	11,656	11,219	11,955
6/30/20	13,303	11,592	13,283
9/30/20	13,877	11,900	13,828
12/31/20	14,795	12,291	14,740
3/31/21	14,964	11,743	14,845
6/30/21	15,279	11,897	15,204
9/30/21	15,376	11,792	15,236
12/31/21	15,247	11,713	15,188
3/31/22	14,522	10,991	14,354
6/30/22	12,961	10,083	12,925
9/30/22	12,757	9,383	12,797
12/31/22	13,443	9,810	13,471
3/31/23	13,882	10,105	13,918
6/30/23	14,117	9,950	14,143
9/30/23	14,379	9,593	14,274
12/31/23	15,316	10,370	15,237
3/31/24	15,564	10,154	15,554
6/30/24	15,795	10,042	15,785
9/30/24	16,482	10,743	16,574
12/31/24	16,618	10,195	16,665

202501-4140694, 202502-4108537

F36-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 1/22/15
Global High Income Bond Fund (Investor Class)	8.51%	3.52%	5.24%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	0.19
ICE BofA Global High Yield Index Hedged to USD (Strategy Benchmark)	9.37	3.81	5.27

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$579,855
  Number of Portfolio Holdings310
  Investment Advisory Fees Paid (000s)$2,062
  Portfolio Turnover Rate45.6%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	86.1%
Bank Loans	9.4
Municipal Securities	0.6
Preferred Stocks	0.4
Common Stocks	0.2
Convertible Preferred Stocks	0.2
Asset-Backed Securities	0.1
Convertible Bonds	0.0
Short-Term and Other	3.0

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	2.4%
Venture Global LNG	1.5
CSC Holdings	1.2
Gruenenthal	1.1
Hilcorp Energy I	1.1
Cirsa Finance International	1.0
CVS Health	1.0
Cloud Software Group	1.0
Iliad Holding	1.0
Ziggo Bond	1.0

How has the fund changed?

This is a summary of certain material changes to Global High Income Bond Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that are rated below investment grade. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global High Income Bond Fund

Investor Class (RPIHX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Global High Income Bond Fund

Advisor Class (PAIHX)

This annual shareholder report contains important information about Global High Income Bond Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global High Income Bond Fund - Advisor Class	$100	0.96%

What drove fund performance during the past 12 months?

  Global high yield bonds produced positive returns in 2024, helped by monetary policy easing by major central banks. However, rising geopolitical tensions and uncertainty about economic growth, future interest rate cuts, and the incoming Trump administration’s tariff plans tempered fourth-quarter gains.

  Compared with the style-specific ICE BofA Global High Yield Index (hedged to USD), the fund’s off-benchmark allocation to bank loans—which outpaced high yield bonds over the past year—was a leading contributor to relative results, driven by holdings in Ascend Learning and LTI Boyd. Credit selection in the health care segment added value, partly due to Community Health Systems.

  Selection among cable operators detracted, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless they agreed to receive less in their claims. Within the media segment, iHeartMedia, which we eliminated from the portfolio in June, held back relative gains.

  The fund seeks high income and some capital appreciation. We reduced our holdings in European high yield, as valuations became less attractive following recent outperformance. Additionally, we have decreased exposure to the automotive industry, a significant portion of which is based in Europe.

  The portfolio maintained allocations to select types of derivatives for hedging purposes. The fund had a material exposure to currency forward contracts during the reporting period, which had a positive impact on performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
1/22/15	10,000	10,000	10,000
3/31/15	10,274	9,850	10,272
6/30/15	10,489	9,734	10,333
9/30/15	9,916	9,817	9,868
12/31/15	9,924	9,726	9,803
3/31/16	10,324	10,300	10,121
6/30/16	10,773	10,598	10,647
9/30/16	11,273	10,684	11,202
12/31/16	11,413	9,929	11,393
3/31/17	11,687	10,104	11,721
6/30/17	11,993	10,367	11,964
9/30/17	12,276	10,550	12,234
12/31/17	12,388	10,664	12,306
3/31/18	12,287	10,809	12,233
6/30/18	12,167	10,508	12,216
9/30/18	12,456	10,411	12,492
12/31/18	12,129	10,536	12,071
3/31/19	12,881	10,768	12,903
6/30/19	13,246	11,122	13,269
9/30/19	13,503	11,202	13,437
12/31/19	13,855	11,256	13,826
3/31/20	11,550	11,219	11,955
6/30/20	13,160	11,592	13,283
9/30/20	13,721	11,900	13,828
12/31/20	14,636	12,291	14,740
3/31/21	14,780	11,743	14,845
6/30/21	15,098	11,897	15,204
9/30/21	15,187	11,792	15,236
12/31/21	15,051	11,713	15,188
3/31/22	14,329	10,991	14,354
6/30/22	12,784	10,083	12,925
9/30/22	12,577	9,383	12,797
12/31/22	13,229	9,810	13,471
3/31/23	13,653	10,105	13,918
6/30/23	13,894	9,950	14,143
9/30/23	14,128	9,593	14,274
12/31/23	15,040	10,370	15,237
3/31/24	15,276	10,154	15,554
6/30/24	15,495	10,042	15,785
9/30/24	16,179	10,743	16,574
12/31/24	16,285	10,195	16,665

202501-4140694, 202502-4108537

F236-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 1/22/15
Global High Income Bond Fund (Advisor Class)	8.28%	3.29%	5.03%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	0.19
ICE BofA Global High Yield Index Hedged to USD (Strategy Benchmark)	9.37	3.81	5.27

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$579,855
  Number of Portfolio Holdings310
  Investment Advisory Fees Paid (000s)$2,062
  Portfolio Turnover Rate45.6%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	86.1%
Bank Loans	9.4
Municipal Securities	0.6
Preferred Stocks	0.4
Common Stocks	0.2
Convertible Preferred Stocks	0.2
Asset-Backed Securities	0.1
Convertible Bonds	0.0
Short-Term and Other	3.0

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	2.4%
Venture Global LNG	1.5
CSC Holdings	1.2
Gruenenthal	1.1
Hilcorp Energy I	1.1
Cirsa Finance International	1.0
CVS Health	1.0
Cloud Software Group	1.0
Iliad Holding	1.0
Ziggo Bond	1.0

How has the fund changed?

This is a summary of certain material changes to Global High Income Bond Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that are rated below investment grade. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global High Income Bond Fund

Advisor Class (PAIHX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Global High Income Bond Fund

I Class (RPOIX)

This annual shareholder report contains important information about Global High Income Bond Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global High Income Bond Fund - I Class	$64	0.61%

What drove fund performance during the past 12 months?

  Global high yield bonds produced positive returns in 2024, helped by monetary policy easing by major central banks. However, rising geopolitical tensions and uncertainty about economic growth, future interest rate cuts, and the incoming Trump administration’s tariff plans tempered fourth-quarter gains.

  Compared with the style-specific ICE BofA Global High Yield Index (hedged to USD), the fund’s off-benchmark allocation to bank loans—which outpaced high yield bonds over the past year—was a leading contributor to relative results, driven by holdings in Ascend Learning and LTI Boyd. Credit selection in the health care segment added value, partly due to Community Health Systems.

  Selection among cable operators detracted, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless they agreed to receive less in their claims. Within the media segment, iHeartMedia, which we eliminated from the portfolio in June, held back relative gains.

  The fund seeks high income and some capital appreciation. We reduced our holdings in European high yield, as valuations became less attractive following recent outperformance. Additionally, we have decreased exposure to the automotive industry, a significant portion of which is based in Europe.

  The portfolio maintained allocations to select types of derivatives for hedging purposes. The fund had a material exposure to currency forward contracts during the reporting period, which had a positive impact on performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
8/28/15	500,000	500,000	500,000
9/30/15	487,030	501,660	487,372
12/31/15	487,877	497,024	484,164
3/31/16	507,971	526,344	499,863
6/30/16	530,556	541,556	525,813
9/30/16	555,143	545,978	553,235
12/31/16	562,520	507,392	562,644
3/31/17	576,555	516,329	578,872
6/30/17	591,656	529,764	590,885
9/30/17	606,742	539,107	604,210
12/31/17	612,275	544,913	607,751
3/31/18	607,792	552,331	604,145
6/30/18	602,984	536,964	603,297
9/30/18	617,906	532,004	616,950
12/31/18	602,211	538,375	596,176
3/31/19	640,126	550,229	637,220
6/30/19	658,882	568,357	655,306
9/30/19	672,284	572,420	663,611
12/31/19	689,759	575,198	682,845
3/31/20	576,015	573,318	590,422
6/30/20	656,945	592,355	656,014
9/30/20	685,598	608,120	682,948
12/31/20	731,312	628,094	727,953
3/31/21	739,918	600,076	733,147
6/30/21	756,538	607,952	750,872
9/30/21	760,918	602,582	752,468
12/31/21	755,561	598,530	750,081
3/31/22	719,113	561,655	708,885
6/30/22	642,740	515,250	638,328
9/30/22	632,072	479,470	632,029
12/31/22	666,296	501,278	665,285
3/31/23	688,296	516,350	687,388
6/30/23	701,044	508,450	698,489
9/30/23	713,460	490,216	704,935
12/31/23	760,234	529,926	752,511
3/31/24	772,841	518,887	768,143
6/30/24	784,615	513,157	779,570
9/30/24	819,058	548,990	818,551
12/31/24	826,128	520,975	823,046

202501-4140694, 202502-4108537

F536-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Global High Income Bond Fund (I Class)	8.67%	3.67%	5.52%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	0.44
ICE BofA Global High Yield Index Hedged to USD (Strategy Benchmark)	9.37	3.81	5.48

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$579,855
  Number of Portfolio Holdings310
  Investment Advisory Fees Paid (000s)$2,062
  Portfolio Turnover Rate45.6%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	86.1%
Bank Loans	9.4
Municipal Securities	0.6
Preferred Stocks	0.4
Common Stocks	0.2
Convertible Preferred Stocks	0.2
Asset-Backed Securities	0.1
Convertible Bonds	0.0
Short-Term and Other	3.0

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	2.4%
Venture Global LNG	1.5
CSC Holdings	1.2
Gruenenthal	1.1
Hilcorp Energy I	1.1
Cirsa Finance International	1.0
CVS Health	1.0
Cloud Software Group	1.0
Iliad Holding	1.0
Ziggo Bond	1.0

How has the fund changed?

This is a summary of certain material changes to Global High Income Bond Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that are rated below investment grade. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global High Income Bond Fund

I Class (RPOIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$39,999	$39,183
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIHX Global High Income
Bond Fund
PAIHX Global High Income
Bond Fund–
.
Advisor Class
RPOIX Global High Income
Bond Fund–
.
I Class

T. ROWE PRICE Global High Income Bond Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 8 .49 $ 7 .97 $ 9 .94 $ 10 .17 $ 10 .17
Investment activities
Net investment income
(1)(2)
0 .57 0 .55 0 .48 0 .47 0 .54
Net realized and unrealized
gain/loss 0 .13 0 .52 ( 1 .64 ) ( 0 .16 ) 0 .01
(3)
Total from investment
activities 0 .70 1 .07 ( 1 .16 ) 0 .31 0 .55
Distributions
Net investment income ( 0 .57 ) ( 0 .44 ) ( 0 .49 ) ( 0 .46 ) ( 0 .55 )
Net realized gain — — ( 0 .32 ) ( 0 .08 ) —
Tax return of capital — ( 0 .11 ) — — —
Total distributions ( 0 .57 ) ( 0 .55 ) ( 0 .81 ) ( 0 .54 ) ( 0 .55 )
NET ASSET VALUE
End of period $ 8 .62 $ 8 .49 $ 7 .97 $ 9 .94 $ 10 .17

T. ROWE PRICE Global High Income Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
8 .51% 13 .93% ( 11 .83 ) % 3 .05% 5 .86%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .86% 0 .94% 0 .96% 0 .90% 0 .94%
Net expenses after
waivers/payments by Price
Associates 0 .75% 0 .76% 0 .75% 0 .78% 0 .79%
Net investment income 6 .67% 6 .76% 5 .46% 4 .61% 5 .62%
Portfolio turnover rate 45 .6% 51 .7% 45 .2% 63 .2% 81 .8%
Net assets, end of period (in
thousands) $124,932 $57,997 $56,170 $122,550 $116,743
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global High Income Bond Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 8 .49 $ 7 .97 $ 9 .95 $ 10 .18 $ 10 .18
Investment activities
Net investment income
(1)(2)
0 .55 0 .53 0 .46 0 .45 0 .52
Net realized and unrealized
gain/loss 0 .13 0 .52 ( 1 .65 ) ( 0 .16 ) 0 .01
(3)
Total from investment
activities 0 .68 1 .05 ( 1 .19 ) 0 .29 0 .53
Distributions
Net investment income ( 0 .55 ) ( 0 .43 ) ( 0 .47 ) ( 0 .44 ) ( 0 .53 )
Net realized gain — — ( 0 .32 ) ( 0 .08 ) —
Tax return of capital — ( 0 .10 ) — — —
Total distributions ( 0 .55 ) ( 0 .53 ) ( 0 .79 ) ( 0 .52 ) ( 0 .53 )
NET ASSET VALUE
End of period $ 8 .62 $ 8 .49 $ 7 .97 $ 9 .95 $ 10 .18

T. ROWE PRICE Global High Income Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
8 .28% 13 .69% ( 12 .11 ) % 2 .84% 5 .64%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .59% 1 .28% 1 .25% 1 .24% 1 .25%
Net expenses after
waivers/payments by Price
Associates 0 .96% 0 .97% 0 .96% 0 .99% 1 .00%
Net investment income 6 .47% 6 .54% 5 .26% 4 .41% 5 .42%
Portfolio turnover rate 45 .6% 51 .7% 45 .2% 63 .2% 81 .8%
Net assets, end of period (in
thousands) $272 $321 $331 $614 $831
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global High Income Bond Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 8 .48 $ 7 .96 $ 9 .94 $ 10 .16 $ 10 .16
Investment activities
Net investment income
(1)(2)
0 .58 0 .56 0 .50 0 .48 0 .55
Net realized and unrealized
gain/loss 0 .13 0 .52 ( 1 .66 ) ( 0 .14 ) 0 .01
(3)
Total from investment
activities 0 .71 1 .08 ( 1 .16 ) 0 .34 0 .56
Distributions
Net investment income ( 0 .58 ) ( 0 .45 ) ( 0 .50 ) ( 0 .48 ) ( 0 .56 )
Net realized gain — — ( 0 .32 ) ( 0 .08 ) —
Tax return of capital — ( 0 .11 ) — — —
Total distributions ( 0 .58 ) ( 0 .56 ) ( 0 .82 ) ( 0 .56 ) ( 0 .56 )
NET ASSET VALUE
End of period $ 8 .61 $ 8 .48 $ 7 .96 $ 9 .94 $ 10 .16

T. ROWE PRICE Global High Income Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
8 .67% 14 .10% ( 11 .81 ) % 3 .32% 6 .02%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .65% 0 .69% 0 .69% 0 .72% 0 .77%
Net expenses after
waivers/payments by Price
Associates 0 .61% 0 .61% 0 .61% 0 .62% 0 .64%
Net investment income 6 .79% 6 .92% 5 .72% 4 .74% 5 .74%
Portfolio turnover rate 45 .6% 51 .7% 45 .2% 63 .2% 81 .8%
Net assets, end of period (in
thousands) $454,651 $242,717 $203,565 $167,274 $87,283
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global High Income Bond Fund
December 31, 2024

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 3.2%
Corporate Bonds 3.2%
Aegea Finance, 9.00%, 1/20/31 (USD) (1) 2,580,000 2,635
Braskem Netherlands Finance, 8.50%, 1/12/31 (USD) (1) 2,710,000 2,719
CSN Resources, 8.875%, 12/5/30 (USD) (1) 2,750,000 2,741
Globo Comunicacao e Participacoes , 4.875%, 1/22/30
(USD) (1) 1,315,000 1,182
Globo Comunicacao e Participacoes , 4.875%, 1/22/30
(USD)  1,085,000 976
Globo Comunicacao e Participacoes , 5.50%, 1/14/32
(USD) (1) 2,515,000 2,245
Klabin Austria, 3.20%, 1/12/31 (USD)  4,265,000 3,588
Suzano Austria, 3.75%, 1/15/31 (USD)  2,875,000 2,539
Total Brazil (Cost $19,424) 18,625
CANADA 2.6%
Common Stocks 0.2%
Bausch + Lomb (USD) (2) 46,000 831
831
Corporate Bonds 2.4%
Husky Injection Molding Systems, 9.00%, 2/15/29 (USD) (1) 2,830,000 2,957
Jones Deslauriers Insurance Management, 8.50%, 3/15/30
(USD) (1) 3,275,000 3,439
Jones Deslauriers Insurance Management, 10.50%,
12/15/30 (USD) (1) 730,000 786
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (USD) (1)(3) 195,000 201
South Bow Canadian Infrastructure Holdings, VR, 7.625%,
3/1/55 (USD) (1)(3) 2,555,000 2,616
Vermilion Energy, 6.875%, 5/1/30 (USD) (1) 4,200,000 4,147
14,146
Total Canada (Cost $14,954) 14,977
CHILE 2.2%
Corporate Bonds 2.2%
AES Andes, VR, 6.35%, 10/7/79 (USD) (3) 1,016,000 1,012
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(3) 3,100,000 3,142
Agrosuper , 4.60%, 1/20/32 (USD) (1) 2,505,000 2,243
Banco de Credito e Inversiones , VR, 7.50% (USD) (1)(3)(4) 1,780,000 1,738

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Banco de Credito e Inversiones , VR, 8.75% (USD) (1)(3)(4) 3,420,000 3,580
Mercury Chile Holdco, 6.50%, 1/24/27 (USD) (1) 1,030,000 1,025
Total Chile (Cost $12,898) 12,740
COLOMBIA 1.6%
Corporate Bonds 1.6%
Aris Mining, 8.00%, 10/31/29 (USD) (1) 3,240,000 3,210
Bancolombia , VR, 8.625%, 12/24/34 (USD) (3) 2,945,000 3,086
Ecopetrol , 4.625%, 11/2/31 (USD)  1,315,000 1,092
Ecopetrol , 5.875%, 5/28/45 (USD)  875,000 604
Ecopetrol , 8.375%, 1/19/36 (USD)  255,000 246
Ecopetrol , 8.875%, 1/13/33 (USD)  1,205,000 1,229
Total Colombia (Cost $9,569) 9,467
FRANCE 3.8%
Corporate Bonds 3.8%
Altice France, 4.25%, 10/15/29 (1) 885,000 690
Altice France, 5.875%, 2/1/27  1,460,000 1,208
Banijay Entertainment, 7.00%, 5/1/29 (1) 1,340,000 1,460
Banijay Entertainment, 7.00%, 5/1/29  2,127,000 2,318
Banijay Entertainment, 8.125%, 5/1/29 (USD) (1) 1,020,000 1,056
Forvia , 5.50%, 6/15/31  1,050,000 1,082
Iliad Holding, 5.375%, 4/15/30 (1) 2,690,000 2,858
Iliad Holding, 8.50%, 4/15/31 (USD) (1) 2,895,000 3,065
IPD 3, 8.00%, 6/15/28 (1) 1,715,000 1,872
IPD 3, 8.00%, 6/15/28  650,000 710
IPD 3, FRN, 3M EURIBOR + 3.375%, 6.224%, 6/15/31 (1) 853,000 883
IPD 3, FRN, 3M EURIBOR + 3.375%, 6.261%, 6/15/31  1,695,000 1,757
Picard Groupe , 6.375%, 7/1/29 (1) 1,470,000 1,583
Picard Groupe , 6.375%, 7/1/29  1,375,000 1,480
Total France (Cost $22,894) 22,022
GERMANY 3.3%
Corporate Bonds 3.3%
Gruenenthal , 4.625%, 11/15/31 (1) 5,980,000 6,246
ProGroup , 5.375%, 4/15/31 (1) 2,515,000 2,537
ProGroup , 5.375%, 4/15/31  950,000 958
TK Elevator Holdco, 6.625%, 7/15/28 (1) 724,500 751
TK Elevator Holdco, 6.625%, 7/15/28  247,500 256
TK Elevator U.S. Newco , 5.25%, 7/15/27 (USD) (1) 1,985,000 1,940

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TUI Cruises, 5.00%, 5/15/30 (1) 2,970,000 3,120
TUI Cruises, 6.25%, 4/15/29  1,245,000 1,360
ZF North America Capital, 6.875%, 4/14/28 (USD) (1) 1,735,000 1,724
Total Germany (Cost $19,361) 18,892
GHANA 0.7%
Corporate Bonds 0.7%
Kosmos Energy, 7.75%, 5/1/27 (USD) (1) 740,000 718
Kosmos Energy, 8.75%, 10/1/31 (USD) (1) 3,315,000 3,127
Total Ghana (Cost $4,049) 3,845
GUATEMALA 0.6%
Corporate Bonds 0.6%
CT Trust, 5.125%, 2/3/32 (USD) (1) 1,210,000 1,084
CT Trust, 5.125%, 2/3/32 (USD)  905,000 811
Millicom International Cellular, 7.375%, 4/2/32 (USD) (1) 1,520,000 1,523
Total Guatemala (Cost $3,567) 3,418
HONG KONG 0.1%
Bank Loans 0.1% (5)
Fugue Finance, FRN, 1M TSFR + 3.25%, 12/5/31 (USD) (6) 630,000 635
Total Hong Kong (Cost $630) 635
INDIA 0.7%
Corporate Bonds 0.7%
Greenko Power II, 4.30%, 12/13/28 (USD)  4,204,225 3,963
Total India (Cost $3,815) 3,963
ISRAEL 0.9%
Corporate Bonds 0.9%
Teva Pharmaceutical Finance Netherlands II, 4.375%, 5/9/30
(EUR)  735,000 778
Teva Pharmaceutical Finance Netherlands II, 7.375%,
9/15/29 (EUR)  965,000 1,148
Teva Pharmaceutical Finance Netherlands II, 7.875%,
9/15/31 (EUR)  2,525,000 3,174
Total Israel (Cost $5,020) 5,100

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ITALY 1.7%
Corporate Bonds 1.7%
Golden Goose, FRN, 3M EURIBOR + 4.875%, 7.898%,
5/14/27  1,665,000 1,746
IMA Industria Macchine Automatiche , 3.75%, 1/15/28  2,265,000 2,302
IMA Industria Macchine Automatiche , FRN, 3M EURIBOR +
3.75%, 6.929%, 4/15/29 (1) 2,050,000 2,133
IMA Industria Macchine Automatiche , FRN, 3M EURIBOR +
3.75%, 6.929%, 4/15/29  730,000 760
Itelyum Regeneration, 4.625%, 10/1/26 (1) 840,000 867
Itelyum Regeneration, 4.625%, 10/1/26  2,060,000 2,126
Total Italy (Cost $10,512) 9,934
LUXEMBOURG 0.3%
Bank Loans 0.1% (5)
Albion Financing 3, FRN, 3M TSFR + 4.51%, 8.80%, 8/16/29
(USD)  422,875 427
427
Corporate Bonds 0.2%
Altice Financing, 5.00%, 1/15/28 (USD) (1) 1,995,000 1,551
1,551
Total Luxembourg (Cost $2,179) 1,978
MAURITIUS 1.0%
Corporate Bonds 1.0%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 2,710,000 2,718
Axian Telecom, 7.375%, 2/16/27 (USD)  3,000,000 3,008
Total Mauritius (Cost $5,659) 5,726
MEXICO 4.1%
Corporate Bonds 4.1%
Banco Mercantil del Norte, VR, 8.375% (USD) (3)(4) 4,540,000 4,571
BBVA Bancomer , VR, 5.875%, 9/13/34 (USD) (3) 1,785,000 1,695
BBVA Bancomer , VR, 8.125%, 1/8/39 (USD) (1)(3) 2,850,000 2,910
BBVA Bancomer , VR, 8.45%, 6/29/38 (USD) (1)(3) 730,000 757
Petroleos Mexicanos , 4.50%, 1/23/26 (USD)  635,000 613
Petroleos Mexicanos , 6.50%, 3/13/27 (USD)  2,475,000 2,395

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Petroleos Mexicanos , 6.50%, 1/23/29 (USD)  4,185,000 3,893
Petroleos Mexicanos , 6.75%, 9/21/47 (USD)  3,030,000 2,085
Petroleos Mexicanos , 7.69%, 1/23/50 (USD)  6,475,000 4,890
Total Mexico (Cost $24,862) 23,809
MOROCCO 0.4%
Corporate Bonds 0.4%
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  2,425,000 2,352
Total Morocco (Cost $2,337) 2,352
NETHERLANDS 1.3%
Corporate Bonds 1.3%
UPCB Finance VII, 3.625%, 6/15/29  1,770,000 1,815
Ziggo Bond, 3.375%, 2/28/30 (1) 710,000 668
Ziggo Bond, 3.375%, 2/28/30  5,580,000 5,249
Total Netherlands (Cost $8,142) 7,732
PANAMA 0.2%
Corporate Bonds 0.2%
C&W Senior Finance, 6.875%, 9/15/27 (USD) (1) 1,090,000 1,081
Total Panama (Cost $1,093) 1,081
PERU 0.7%
Corporate Bonds 0.7%
Banco Internacional del Peru Interbank, VR, 7.625%,
1/16/34 (USD) (1)(3) 2,615,000 2,786
Minsur , 4.50%, 10/28/31 (USD) (1) 1,545,000 1,372
Total Peru (Cost $4,216) 4,158
POLAND 0.2%
Corporate Bonds 0.2%
InPost , 2.25%, 7/15/27 (EUR)  955,000 967
Total Poland (Cost $954) 967
ROMANIA 1.1%
Corporate Bonds 1.1%
Banca Transilvania , VR, 8.875%, 4/27/27 (EUR) (3) 2,770,000 3,039

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
RCS & RDS, 3.25%, 2/5/28 (EUR) (1) 800,000 802
RCS & RDS, 3.25%, 2/5/28 (EUR)  2,500,000 2,508
Total Romania (Cost $6,508) 6,349
SERBIA 0.3%
Corporate Bonds 0.3%
United Group, 3.625%, 2/15/28 (EUR)  1,940,000 1,968
Total Serbia (Cost $2,200) 1,968
SLOVENIA 1.6%
Corporate Bonds 1.6%
Nova Ljubljanska Banka, VR, 6.875%, 1/24/34 (3) 3,100,000 3,450
OTP Banka, VR, 7.375%, 6/29/26 (3) 2,100,000 2,218
Summer BidCo , 10.00%, 2/15/29, (10.00% Cash or 10.75%
PIK) (1)(7) 803,060 851
Summer BidCo , 10.00%, 2/15/29, (10.00% Cash or 10.75%
PIK) (7) 2,676,141 2,838
Total Slovenia (Cost $9,734) 9,357
SPAIN 1.5%
Corporate Bonds 1.5%
California Buyer, 5.625%, 2/15/32 (1) 2,080,000 2,243
Cirsa Finance International, 4.50%, 3/15/27  685,000 705
Cirsa Finance International, 6.50%, 3/15/29 (1) 875,000 955
Cirsa Finance International, 6.50%, 3/15/29  2,395,000 2,614
Cirsa Finance International, 7.875%, 7/31/28 (1) 1,250,000 1,368
Cirsa Finance International, 10.375%, 11/30/27 (1) 315,000 344
Lorca Telecom Bondco , 4.00%, 9/18/27  565,000 585
Total Spain (Cost $8,878) 8,814
SWEDEN 0.9%
Corporate Bonds 0.9%
Verisure Holding, 3.25%, 2/15/27 (EUR)  1,810,000 1,846
Verisure Holding, 7.125%, 2/1/28 (EUR) (1) 235,000 252
Verisure Holding, 7.125%, 2/1/28 (EUR)  520,000 558
Verisure Midholding , 5.25%, 2/15/29 (EUR)  2,485,000 2,578
Total Sweden (Cost $5,333) 5,234

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TANZANIA 0.7%
Convertible Bonds 0.0%
HTA Group, 2.875%, 3/18/27 (USD)  200,000 182
182
Corporate Bonds 0.7%
HTA Group, 7.50%, 6/4/29 (USD) (1) 3,710,000 3,781
3,781
Total Tanzania (Cost $3,923) 3,963
TÜRKIYE 0.2%
Corporate Bonds 0.2%
Ford Otomotiv Sanayi , 7.125%, 4/25/29 (USD) (1) 1,335,000 1,340
Total Türkiye (Cost $1,337) 1,340
UNITED KINGDOM 10.6%
Corporate Bonds 10.6%
Belron U.K. Finance, 4.625%, 10/15/29 (EUR) (1) 3,370,000 3,580
Bracken MidCo1, 6.75%, 11/1/27, (6.75% Cash or 7.5%
PIK) (7) 3,975,000 4,865
Constellation Automotive Financing, 4.875%, 7/15/27  1,550,000 1,834
Deuce Finco , 5.50%, 6/15/27 (1) 1,185,000 1,448
Deuce Finco , 5.50%, 6/15/27  2,960,000 3,618
eG Global Finance, 12.00%, 11/30/28 (USD) (1) 2,350,000 2,624
Flutter Treasury DAC, 6.375%, 4/29/29 (USD) (1) 5,500,000 5,557
Iceland Bondco , 10.875%, 12/15/27 (1) 410,000 548
Iceland Bondco , 10.875%, 12/15/27  2,845,000 3,802
Iceland Bondco , FRN, 3M EURIBOR + 5.50%, 8.523%,
12/15/27 (EUR) (1) 465,000 485
INEOS Finance, 6.375%, 4/15/29 (EUR) (1) 1,915,000 2,078
INEOS Finance, 6.375%, 4/15/29 (EUR)  725,000 787
Jerrold Finco , 5.25%, 1/15/27  2,005,000 2,471
Kane Bidco , 5.00%, 2/15/27 (EUR)  5,695,000 5,889
Miller Homes Group Finco , FRN, 3M EURIBOR + 5.25%,
8.273%, 5/15/28 (EUR)  2,845,000 2,958
Motion Finco , 7.375%, 6/15/30 (EUR)  2,270,000 2,389
Odeon Finco , 12.75%, 11/1/27 (USD) (1) 1,410,000 1,477
Pinewood Finco , 3.625%, 11/15/27 (1) 1,075,000 1,273
Pinnacle Bidco , 8.25%, 10/11/28 (EUR) (1) 650,000 713

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Pinnacle Bidco , 8.25%, 10/11/28 (EUR)  2,685,000 2,947
Pinnacle Bidco , 10.00%, 10/11/28 (1) 655,000 869
RAC Bond, 5.25%, 11/4/27 (1) 1,690,000 2,050
RAC Bond, 5.25%, 11/4/27  1,015,000 1,231
Virgin Media Secured Finance, 4.125%, 8/15/30  1,380,000 1,479
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,200,000 1,281
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  790,000 843
Zegona Finance, 6.75%, 7/15/29 (EUR) (1) 1,350,000 1,486
Zegona Finance, 6.75%, 7/15/29 (EUR)  750,000 826
Total United Kingdom (Cost $64,397) 61,408
UNITED STATES 50.5%
Asset-Backed Securities 0.1%
Frontier Issuer, Series 2023-1, Class C, 11.50%, 8/20/53 (1) 181,554 194
Frontier Issuer, Series 2024-1, Class C, 11.16%, 6/20/54 (1) 109,166 122
316
Bank Loans 9.2% (5)
1440 Foods Topco, FRN, 1M TSFR + 5.00%, 9.357%,
11/26/31  1,420,000 1,351
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%,
1/4/29 (6) 1,461,328 1,483
Ascend Learning, FRN, 1M TSFR + 5.75%, 10.207%,
12/10/29 (6) 4,520,000 4,475
AssuredPartners , FRN, 1M TSFR + 3.50%, 7.857%, 2/14/31  3,162,384 3,167
Asurion , FRN, 1M TSFR + 5.25%, 9.721%, 1/31/28  785,424 765
Asurion , FRN, 1M TSFR + 5.25%, 9.721%, 1/20/29  3,792,352 3,651
AthenaHealth Group, FRN, 1M TSFR + 3.25%, 7.607%,
2/15/29  2,374,620 2,377
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 7.689%,
5/10/27 (6) 1,865,304 1,871
Central Parent, FRN, 3M TSFR + 3.25%, 7.579%, 7/6/29  2,962,575 2,918
Chobani , FRN, 1M TSFR + 3.75%, 8.107%, 10/25/27  643,184 648
CMG Media, FRN, 1M TSFR + 3.50%, 7.929%, 6/18/29  1,127,996 1,008
CSC Holdings, FRN, 1M TSFR + 2.50%, 7.173%, 4/15/27  1,750,000 1,612
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
10.59%, 5/21/29  3,882,726 3,877
Hightower Holding, FRN, 3M TSFR + 3.50%, 8.071%,
4/21/28  1,845,725 1,853
LTI Holdings, FRN, 1M TSFR + 4.75%, 9.107%, 7/29/29 (6) 4,209,450 4,212
Medline Borrower, FRN, 1M TSFR + 2.25%, 6.607%,
10/23/28  1,396,500 1,400

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
OneDigital Borrower, FRN, 1M TSFR + 3.25%, 7.607%,
7/2/31  820,875 822
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 9.607%,
7/2/32  2,725,000 2,710
Pro Mach Group, FRN, 1M TSFR + 3.50%, 7.857%, 8/31/28  493,763 497
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 8.389%,
9/15/28  644,058 645
Project Alpha Intermediate Holding, FRN, 1M TSFR +
3.25%, 10/28/30 (6) 1,069,189 1,075
Project Alpha Intermediate Holding, FRN, 1M TSFR +
5.00%, 11/21/32 (6) 2,688,109 2,720
Radiology Partners, FRN, 3M TSFR + 3.50%, 1/31/29 (6) 2,094,771 2,065
RealPage , FRN, 1M TSFR + 3.75%, 8.079%, 4/24/28  1,695,000 1,699
Talen Energy Supply, FRN, 1M TSFR + 2.50%, 7.023%,
12/11/31  1,495,000 1,499
Tegra118 Wealth Solutions, FRN, 3M TSFR + 4.00%,
8.521%, 2/18/27  2,443,603 2,337
TIH Insurance Holdings, FRN, 1M TSFR + 2.75%, 7.079%,
5/6/31  361,060 362
Triton Water Holdings, FRN, 3M TSFR + 4.00%, 8.329%,
3/31/28  514,800 519
53,618
Convertible Preferred Stocks 0.2%
Boeing, 6.00%, 10/15/27  23,666 1,441
1,441
Corporate Bonds 40.0%
Aethon United BR, 7.50%, 10/1/29 (1) 1,936,000 1,975
Alliant Holdings Intermediate, 5.875%, 11/1/29 (1) 1,410,000 1,347
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 830,000 822
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 1,190,000 1,194
Allied Universal Holdco, 3.625%, 6/1/28 (EUR)  2,945,000 2,927
Alpha Generation, 6.75%, 10/15/32 (1) 1,860,000 1,834
American Finance Trust, 4.50%, 9/30/28 (1) 1,280,000 1,170
AmeriGas Partners, 9.375%, 6/1/28 (1) 4,165,000 3,998
Apollo Commercial Real Estate Finance, 4.625%,
6/15/29 (1) 5,015,000 4,338
Aretec Group, 10.00%, 8/15/30 (1) 850,000 925
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 2,205,000 2,459
AthenaHealth Group, 6.50%, 2/15/30 (1) 1,730,000 1,644
Avis Budget Car Rental, 8.25%, 1/15/30 (1) 2,395,000 2,449
Avis Budget Finance, 7.25%, 7/31/30 (EUR)  1,655,000 1,795
Bausch + Lomb, 8.375%, 10/1/28 (1) 1,860,000 1,934

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Carvana , 14.00%, 6/1/31, (14.00% PIK) (1)(7) 3,764,000 4,503
CCO Holdings, 4.25%, 2/1/31 (1) 2,470,000 2,152
CCO Holdings, 4.50%, 8/15/30 (1) 2,410,000 2,157
CCO Holdings, 6.375%, 9/1/29 (1) 280,000 277
Chobani Holdco II, 8.75%, 10/1/29, (8.75% Cash or 9.5%
PIK) (1)(7) 930,000 983
CHS, 5.25%, 5/15/30 (1) 1,585,000 1,300
CHS, 6.875%, 4/1/28 (1) 1,430,000 1,037
CHS, 6.875%, 4/15/29 (1) 2,200,000 1,650
CHS, 10.875%, 1/15/32 (1) 1,475,000 1,517
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (1) 990,000 954
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1) 900,000 785
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1) 475,000 498
Cloud Software Group, 6.50%, 3/31/29 (1) 858,000 841
Cloud Software Group, 8.25%, 6/30/32 (1) 3,270,000 3,372
Cloud Software Group, 9.00%, 9/30/29 (1) 1,710,000 1,734
Clydesdale Acquisition Holdings, 8.75%, 4/15/30 (1) 2,455,000 2,480
CMG Media, 8.875%, 6/18/29 (1) 2,750,000 2,063
Comstock Resources, 6.75%, 3/1/29 (1) 3,420,000 3,330
Constellium , 3.125%, 7/15/29 (EUR)  995,000 977
Constellium , 5.375%, 8/15/32 (EUR) (1) 1,435,000 1,505
Crescent Energy Finance, 7.375%, 1/15/33 (1) 2,445,000 2,378
Crescent Energy Finance, 7.625%, 4/1/32 (1) 2,345,000 2,330
CSC Holdings, 5.50%, 4/15/27 (1) 1,790,000 1,600
CSC Holdings, 6.50%, 2/1/29 (1) 690,000 578
CSC Holdings, 7.50%, 4/1/28 (1) 1,350,000 921
CSC Holdings, 11.25%, 5/15/28 (1) 770,000 757
CSC Holdings, 11.75%, 1/31/29 (1) 1,230,000 1,213
CVR Partners, 6.125%, 6/15/28 (1) 4,115,000 3,966
CVS Health, VR, 6.75%, 12/10/54 (3) 4,555,000 4,439
CVS Health, VR, 7.00%, 3/10/55 (3) 1,550,000 1,546
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 1,559,000 1,764
Diamond Foreign Asset, 8.50%, 10/1/30 (1) 3,185,000 3,293
DISH DBS, 5.75%, 12/1/28 (1) 3,013,000 2,576
DISH Network, 11.75%, 11/15/27 (1) 780,000 824
EchoStar, 10.75%, 11/30/29  585,000 628
Frontier Communications Holdings, 6.00%, 1/15/30 (1) 2,085,000 2,072
Global Net Lease, 3.75%, 12/15/27 (1) 2,470,000 2,254
Graphic Packaging International, 2.625%, 2/1/29 (EUR) (1) 1,085,000 1,067
Graphic Packaging International, 3.75%, 2/1/30 (1) 2,945,000 2,651
Hightower Holding, 9.125%, 1/31/30 (1) 1,860,000 1,953
Hilcorp Energy I, 6.00%, 4/15/30 (1) 1,435,000 1,345
Hilcorp Energy I, 6.00%, 2/1/31 (1) 285,000 264

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Hilcorp Energy I, 6.25%, 4/15/32 (1) 1,145,000 1,052
Hilcorp Energy I, 6.875%, 5/15/34 (1) 745,000 693
Hilcorp Energy I, 7.25%, 2/15/35 (1) 2,900,000 2,719
HUB International, 7.375%, 1/31/32 (1) 665,000 675
Jane Street Group, 6.125%, 11/1/32 (1) 1,550,000 1,531
Jane Street Group, 7.125%, 4/30/31 (1) 2,320,000 2,378
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00%
PIK) (1)(7) 1,732,250 1,464
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 990,000 788
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 2,402,000 2,165
Level 3 Financing, 4.875%, 6/15/29 (1) 675,000 587
Level 3 Financing, 10.75%, 12/15/30 (1) 3,198,684 3,575
Level 3 Financing, 11.00%, 11/15/29 (1) 279,732 314
LifePoint Health, 4.375%, 2/15/27 (1) 370,000 353
LifePoint Health, 5.375%, 1/15/29 (1) 1,405,000 1,224
LifePoint Health, 9.875%, 8/15/30 (1) 1,395,000 1,501
LifePoint Health, 10.00%, 6/1/32 (1) 540,000 548
LifePoint Health, 11.00%, 10/15/30 (1) 1,390,000 1,526
Madison IAQ, 5.875%, 6/30/29 (1) 1,135,000 1,070
McAfee, 7.375%, 2/15/30 (1) 4,195,000 4,069
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (1) 4,075,000 3,718
Midcontinent Communications, 8.00%, 8/15/32 (1) 2,715,000 2,773
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  900,000 784
MPT Operating Partnership, 2.50%, 3/24/26 (GBP)  1,695,000 1,875
MPT Operating Partnership, 5.00%, 10/15/27  1,540,000 1,296
Navient , 4.875%, 3/15/28  330,000 314
Navient , 5.50%, 3/15/29  400,000 378
Navient , 5.625%, 8/1/33  1,870,000 1,613
Navient , 9.375%, 7/25/30  2,715,000 2,885
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 3,945,000 3,659
New Albertsons, 7.45%, 8/1/29  4,000 4
NGL Energy Operating, 8.125%, 2/15/29 (1) 845,000 853
NGL Energy Operating, 8.375%, 2/15/32 (1) 3,055,000 3,078
NRG Energy, VR, 10.25% (1)(3)(4) 2,950,000 3,256
OneMain Finance, 7.125%, 11/15/31  1,680,000 1,712
OneMain Finance, 7.875%, 3/15/30  575,000 598
Organon , 2.875%, 4/30/28 (EUR) (1) 205,000 206
Organon , 5.125%, 4/30/31 (1) 3,020,000 2,710
Perrigo Finance Unlimited, 5.375%, 9/30/32 (EUR)  2,110,000 2,261
PG&E, VR, 7.375%, 3/15/55 (3) 4,701,000 4,824
Rivian Holdings, FRN, 6M TSFR + 6.053%, 10.502%,
10/15/26 (1) 1,815,000 1,815
Royal Caribbean Cruises, 5.625%, 9/30/31 (1) 1,315,000 1,294
Royal Caribbean Cruises, 6.00%, 2/1/33 (1) 2,255,000 2,249

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Royal Caribbean Cruises, 6.25%, 3/15/32 (1) 1,735,000 1,752
Seadrill Finance, 8.375%, 8/1/30 (1) 3,770,000 3,827
Service Properties Trust, 4.75%, 10/1/26  1,253,000 1,190
Service Properties Trust, 5.50%, 12/15/27  1,865,000 1,746
Service Properties Trust, 8.875%, 6/15/32  1,520,000 1,402
Stagwell Global, 5.625%, 8/15/29 (1) 3,360,000 3,192
Sunoco, 7.25%, 5/1/32 (1) 1,581,000 1,634
Tallgrass Energy Partners, 6.00%, 12/31/30 (1) 1,135,000 1,071
Tallgrass Energy Partners, 6.00%, 9/1/31 (1) 1,785,000 1,682
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 785,000 787
Tenneco, 8.00%, 11/17/28 (1) 2,580,000 2,399
Transocean, 8.50%, 5/15/31 (1) 2,390,000 2,342
Transocean Aquila, 8.00%, 9/30/28 (1) 1,910,692 1,954
Trident TPI Holdings, 12.75%, 12/31/28 (1) 1,550,000 1,701
Univision Communications, 7.375%, 6/30/30 (1) 3,650,000 3,495
Univision Communications, 8.00%, 8/15/28 (1) 500,000 508
UWM Holdings, 6.625%, 2/1/30 (1) 4,455,000 4,410
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 495,000 453
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 620,000 556
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 430,000 433
Venture Global LNG, 8.375%, 6/1/31 (1) 2,860,000 2,978
Venture Global LNG, 9.50%, 2/1/29 (1) 555,000 613
Venture Global LNG, 9.875%, 2/1/32 (1) 455,000 498
Venture Global LNG, VR, 9.00% (1)(3)(4) 4,285,000 4,472
Vistra , VR, 8.00% (1)(3)(4) 845,000 861
Vistra , Series C, VR, 8.875% (1)(3)(4) 4,030,000 4,312
WR Grace Holdings, 4.875%, 6/15/27 (1) 980,000 948
WR Grace Holdings, 5.625%, 8/15/29 (1) 3,275,000 3,005
231,953
Municipal Securities 0.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (8) 5,590,418 3,424
3,424
Preferred Stocks 0.4%
AH Parent, Series A, Acquisition Date: 9/27/24,
Cost $2,054 (2)(9)(10) 2,085 2,044
2,044
Total United States (Cost $294,730) 292,796

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 3.0%
T. Rowe Price Government Reserve Fund, 4.53% (11)(12) 17,123,791 17,124
Total Short-Term Investments (Cost $17,124) 17,124
Total Investments in Securities
100.0% of Net Assets
(Cost $590,299) $ 579,774
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $328,166 and represents 56.6% of net assets.
(2) Non-income producing
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Perpetual security with no stated maturity date.
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6) All or a portion of this loan is unsettled as of December 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(9) See Note 2. Level 3 in fair value hierarchy.
(10) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,044 and represents 0.4% of net assets.
(11) Seven-day yield

T. ROWE PRICE Global High Income Bond Fund

.
.
.
.
.
.
.
.
.
.
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global High Income Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNY Mellon 1/3/25 USD 6,013 EUR 5,719 $ 88
Canadian Imperial Bank
of Commerce 2/4/25 USD 1,798 GBP 1,420 21
HSBC Bank 2/4/25 USD 27,622 GBP 21,774 371
JPMorgan Chase 1/3/25 EUR 4,805 USD 5,039 (61)
JPMorgan Chase 1/3/25 USD 4,249 EUR 4,062 41
RBC Dominion
Securities 1/3/25 EUR 123,297 USD 127,674 58
RBC Dominion
Securities 1/3/25 USD 137,055 EUR 129,586 2,808
RBC Dominion
Securities 2/4/25 USD 127,836 EUR 123,297 (62)
Societe Generale 1/3/25 EUR 10,910 USD 11,345 (42)
State Street 1/3/25 EUR 1,064 USD 1,123 (21)
State Street 1/3/25 USD 745 EUR 709 10
Net unrealized gain (loss) on open forward
currency exchange contracts $ 3,211

T. ROWE PRICE Global High Income Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ —# $ — $ 772+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 5,239  ¤  ¤ $ 17,124^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $772 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,124.

T. ROWE PRICE Global High Income Bond Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $590,299) $ 579,774
Interest and dividends receivable 9,569
Unrealized gain on forward currency exchange contracts 3,397
Receivable for shares sold 58
Receivable for investment securities sold 11
Foreign currency (cost $1) 1
Other assets 52
Total assets 592,862
Liabilities
Payable for investment securities purchased 10,777
Payable for shares redeemed 1,636
Investment management fees payable 277
Unrealized loss on forward currency exchange contracts 186
Due to affiliates 17
Other liabilities 114
Total liabilities 13,007
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 579,855

T. ROWE PRICE Global High Income Bond Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (45,195)
Paid-in capital applicable to 67,326,529 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 625,050
NET ASSETS $ 579,855
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $124,932; Shares outstanding: 14,496,111) $ 8.62
Advisor Class
(Net assets: $272; Shares outstanding: 31,581) $ 8.62
I Class
(Net assets: $454,651; Shares outstanding: 52,798,837) $ 8.61

T. ROWE PRICE Global High Income Bond Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
.
  Interest $ 30,196
Dividend 846
Total income 31,042
Expenses
Investment management 2,319
Shareholder servicing
Investor Class $ 221
Advisor Class 2
I Class 24 247
Prospectus and shareholder reports
Investor Class 8
I Class 7 15
Custody and accounting 237
Registration 63
Legal and audit 45
Directors 1
Miscellaneous 24
Waived / paid by Price Associates (257)
Total expenses 2,694
Net investment income 28,348

T. ROWE PRICE Global High Income Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (7,296)
Swaps 72
Forward currency exchange contracts 7,566
Foreign currency transactions 161
Net realized gain 503
Change in net unrealized gain / loss
Securities (449)
Forward currency exchange contracts 4,153
Other assets and liabilities denominated in foreign currencies (60)
Change in net unrealized gain / loss 3,644
Net realized and unrealized gain / loss 4,147
INCREASE IN NET ASSETS FROM OPERATIONS $ 32,495

T. ROWE PRICE Global High Income Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 28,348 $ 19,376
Net realized gain (loss) 503 (11,664)
Change in net unrealized gain / loss 3,644 29,728
Increase in net assets from operations 32,495 37,440
Distributions to shareholders
Net earnings
Investor Class (7,027) (3,086)
Advisor Class (19) (17)
I Class (21,242) (12,834)
Tax return of capital – –
Investor Class – (670)
Advisor Class – (4)
I Class – (2,775)
Decrease in net assets from distributions (28,288) (19,386)
Capital share transactions
*
Shares sold
Investor Class 87,279 13,238
Advisor Class 1 15
I Class 241,121 85,890
Distributions reinvested
Investor Class 6,718 3,408
Advisor Class 19 21
I Class 19,591 13,235
Shares redeemed
Investor Class (28,691) (18,292)
Advisor Class (72) (66)
I Class (51,353) (74,534)
Increase in net assets from capital share
transactions 274,613 22,915

T. ROWE PRICE Global High Income Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase during period 278,820 40,969
Beginning of period 301,035 260,066
End of period $ 579,855 $ 301,035
*Share information (000s)
Shares sold
Investor Class 10,243 1,617
Advisor Class –
(1)
2
I Class 27,887 10,585
Distributions reinvested
Investor Class 785 418
Advisor Class 2 3
I Class 2,290 1,624
Shares redeemed
Investor Class (3,366) (2,251)
Advisor Class (8) (8)
I Class (5,998) (9,156)
Increase in shares outstanding 31,835 2,834
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Global High Income Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Global High Income Bond
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high income and, secondarily, capital appreciation. The fund has three classes of shares: the Global High
Income Bond Fund (Investor Class), the Global High Income Bond Fund–
Advisor Class (Advisor Class) and the Global High Income Bond Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and

T. ROWE PRICE Global High Income Bond Fund

penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Global High Income Bond Fund

New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global High Income Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Global High Income Bond Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Global High Income Bond Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 558,334 $ — $ 558,334
Common Stocks 831 — — 831
Convertible Preferred Stocks 1,441 — — 1,441
Preferred Stocks — — 2,044 2,044
Short-Term Investments 17,124 — — 17,124
Total Securities 19,396 558,334 2,044 579,774
Forward Currency Exchange
Contracts — 3,397 — 3,397
Total $ 19,396 $ 561,731 $ 2,044 $ 583,171
Liabilities
Forward Currency Exchange
Contracts $ — $ 186 $ — $ 186
1
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Corporate Bonds and
Municipal Securities.

T. ROWE PRICE Global High Income Bond Fund

rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Assets
Foreign exchange derivatives Forwards $ 3,397
Total $ 3,397
Liabilities
Foreign exchange derivatives Forwards $ 186
Total $ 186

T. ROWE PRICE Global High Income Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and
Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ 7,566 $ — $ 7,566
Credit derivatives — 72 72
Total $ 7,566 $ 72 $ 7,638
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ 4,153 $ — $ 4,153
Total $ 4,153 $ — $ 4,153

T. ROWE PRICE Global High Income Bond Fund

to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2024, no collateral had been posted by the fund to counterparties for bilateral derivatives.  As of December 31,
2024, collateral pledged by counterparties to the fund for bilateral derivatives consisted of securities valued at $2,795,000.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured

T. ROWE PRICE Global High Income Bond Fund

by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 27% and 32% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net

T. ROWE PRICE Global High Income Bond Fund

variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems

T. ROWE PRICE Global High Income Bond Fund

that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.

T. ROWE PRICE Global High Income Bond Fund

Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $462,595,000 and
$185,755,000, respectively, for the year ended December 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Global High Income Bond Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of market discount at time of sale, the character of net currency gains or losses and differences between book/tax amortization policies.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 28,288 $ 15,937
Return of capital — 3,449
Total distributions $ 28,288 $ 19,386
($000s)
Cost of investments $ 586,993
Unrealized appreciation $ 7,799
Unrealized depreciation (14,986)
Net unrealized appreciation (depreciation) $ (7,187)
($000s)
Undistributed ordinary income $ 4,760
Net unrealized appreciation (depreciation) (7,187)
Loss carryforwards and deferrals (42,768)
Total distributable earnings (loss) $ (45,195)

T. ROWE PRICE Global High Income Bond Fund

tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
Further, a portion of the fund’s available capital loss carryforwards are subject to certain limitations on amount or timing of use related to an ownership change.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.27%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE Global High Income Bond Fund

the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $848,000 remain subject to repayment by the fund at December 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended December 31, 2024, expenses
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.75% 0.96% 0.05%
Expense limitation date 04/30/26 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $(113) $(2) $(142)

T. ROWE PRICE Global High Income Bond Fund

incurred pursuant to these service agreements were $130,000 for Price
Associates and $120,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.

T. ROWE PRICE Global High Income Bond Fund

The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Global High Income Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Global High Income Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global High Income Bond Fund
(one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global High Income Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global High Income Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $73,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $73,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $24,583,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F36-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025